Trade and other receivables - Allowance for doubtful accounts (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables
Opening balance	$ (750,191)	$ (291,144)	$ (282,791)
Additions (reversal), net	(46,690)	2,665	(15,082)
Effect of business combination	0	(474,654)	0
Effect of change of control in subsidiaries	0	0	5,517
Currency translation	(131,270)	4,794	(1,271)
Accounts receivable write-off and uses	22,033	8,148	2,483
Closing balance	$ (906,118)	$ (750,191)	$ (291,144)